Financial income - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€)
Financial income
Financial income increased	€ (3,300)
Exchange differences	4,925	€ 1,254	€ 6,041
Realized exchange gains	2,900
Unrealized exchange gains	€ 2,000
Closing rate of USD/EUR	1.0389	1.103765
Interest income on term accounts.	€ 2,500	€ 2,600